Fair values of financial instruments carried at fair value - Quantitative information about significant unobservable inputs in Level 3 valuations (Details) - Level 3	Dec. 31, 2026 USD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)
Minimum | Price | Market proxy | – bonds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0		0
Minimum | Price | Market proxy | Loans
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0		0
Minimum | Price | Market proxy | – bonds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0		0
Minimum | Price | Market proxy | Loans
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0		0
Maximum | Price | Market proxy | – bonds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	105		3,342
Maximum | Price | Market proxy | Loans
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	113		112
Maximum | Price | Market proxy | – bonds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	105		3,342
Maximum | Price | Market proxy | Loans
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	113		112
Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		$ 35,969,000,000	$ 36,445,000,000
Financial liabilities		17,218,000,000	14,242,000,000
Recurring fair value measurement | Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		20,677,000,000	20,960,000,000
Recurring fair value measurement | – equity-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		0
Recurring fair value measurement | Structured notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		0	0
Recurring fair value measurement | – foreign exchange-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		0
Recurring fair value measurement | – other structured notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		0
Recurring fair value measurement | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		2,046,000,000	2,183,000,000
Recurring fair value measurement | – bonds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		6,744,000,000
Recurring fair value measurement | Loans
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		4,046,000,000	3,253,000,000
Recurring fair value measurement | – other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		2,456,000,000
Recurring fair value measurement | Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		1,000,000	1,000,000
Recurring fair value measurement | Structured notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		13,281,000,000	10,617,000,000
Recurring fair value measurement | – equity-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		9,456,000,000
Recurring fair value measurement | – foreign exchange-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		577,000,000
Recurring fair value measurement | – other structured notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		3,248,000,000
Recurring fair value measurement | Other derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		3,668,000,000	3,442,000,000
Recurring fair value measurement | – bonds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		5,000,000
Recurring fair value measurement | Loans
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		4,000,000	$ 11,000,000
Recurring fair value measurement | – other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		259,000,000
Recurring fair value measurement | Interest rate | – interest rate derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		628,000,000
Recurring fair value measurement | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		100,000,000
Recurring fair value measurement | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		4,000,000
Recurring fair value measurement | Interest rate | other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		524,000,000
Recurring fair value measurement | Interest rate | – interest rate derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		886,000,000
Recurring fair value measurement | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		263,000,000
Recurring fair value measurement | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		3,000,000
Recurring fair value measurement | Interest rate | – other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		620,000,000
Recurring fair value measurement | Foreign exchange | other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		299,000,000
Recurring fair value measurement | Foreign exchange | – foreign exchange derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		661,000,000
Recurring fair value measurement | Foreign exchange | foreign exchange options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		362,000,000
Recurring fair value measurement | Foreign exchange | – other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		255,000,000
Recurring fair value measurement | Foreign exchange | – foreign exchange derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		595,000,000
Recurring fair value measurement | Foreign exchange | foreign exchange options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		340,000,000
Recurring fair value measurement | Equities | other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		562,000,000
Recurring fair value measurement | Equities | – equity derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		597,000,000
Recurring fair value measurement | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		35,000,000
Recurring fair value measurement | Equities | – other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		1,319,000,000
Recurring fair value measurement | Equities | – equity derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		1,830,000,000
Recurring fair value measurement | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		511,000,000
Recurring fair value measurement | Credit | other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		75,000,000
Recurring fair value measurement | Credit | – credit derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		135,000,000
Recurring fair value measurement | Credit | total return swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		60,000,000
Recurring fair value measurement | Credit | – other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		65,000,000
Recurring fair value measurement | Credit | Credit Derivative Liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		349,000,000
Recurring fair value measurement | Credit | total return swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		284,000,000
Recurring fair value measurement | Other risk | other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		25,000,000
Recurring fair value measurement | Other risk | – other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		$ 8,000,000
Recurring fair value measurement | Minimum | Current Value/Cost | Price – Net asset value | Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage		0	0
Recurring fair value measurement | Minimum | Current Value/Cost | Price – Net asset value | Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage		0	0
Recurring fair value measurement | Minimum | Equity volatility | Model – Option model | – equity-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage		0.05	0.05
Recurring fair value measurement | Minimum | Equity volatility | Model – Option model | – equity-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage		0.05	0.05
Recurring fair value measurement | Minimum | Equity volatility | Model – Option model | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage		0.05	0.05
Recurring fair value measurement | Minimum | Equity volatility | Model – Option model | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage		0.05	0.05
Recurring fair value measurement | Minimum | Equity correlation | Model – Option model | – equity-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage		0.10	0.10
Recurring fair value measurement | Minimum | Equity correlation | Model – Option model | – equity-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage		0.10	0.10
Recurring fair value measurement | Minimum | FX volatility | Model – Option model | – foreign exchange-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage		0.04	0.03
Recurring fair value measurement | Minimum | FX volatility | Model – Option model | Foreign exchange | foreign exchange options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage		0	0
Recurring fair value measurement | Minimum | FX volatility | Model – Option model | Foreign exchange | foreign exchange options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage		0	0
Recurring fair value measurement | Minimum | Prepayment rate | Model – Discounted cash flow | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage		0.05	0.05
Recurring fair value measurement | Minimum | Prepayment rate | Model – Discounted cash flow | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage		0.05	0.05
Recurring fair value measurement | Minimum | Interest rate volatility | Model – Option model | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage		0.08	0.05
Recurring fair value measurement | Minimum | Interest rate volatility | Model – Option model | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage		0.08	0.05
Recurring fair value measurement | Minimum | Price | Market proxy | Credit | total return swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage		66	68
Recurring fair value measurement | Minimum | Price | Market proxy | Credit | total return swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage		66	68
Recurring fair value measurement | Maximum | Current Value/Cost | Price – Net asset value | Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage		34	75
Recurring fair value measurement | Maximum | Current Value/Cost | Price – Net asset value | Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage		34	75
Recurring fair value measurement | Maximum | Equity volatility | Model – Option model | – equity-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage		1.74	1.32
Recurring fair value measurement | Maximum | Equity volatility | Model – Option model | – equity-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage		1.74	1.32
Recurring fair value measurement | Maximum | Equity volatility | Model – Option model | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage		1.19	1
Recurring fair value measurement | Maximum | Equity volatility | Model – Option model | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage		1.19	1
Recurring fair value measurement | Maximum | Equity correlation | Model – Option model | – equity-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage		1	1
Recurring fair value measurement | Maximum | Equity correlation | Model – Option model | – equity-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage		1	1
Recurring fair value measurement | Maximum | FX volatility | Model – Option model | – foreign exchange-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage		0.51	0.56
Recurring fair value measurement | Maximum | FX volatility | Model – Option model | Foreign exchange | foreign exchange options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage		0.28	0.22
Recurring fair value measurement | Maximum | FX volatility | Model – Option model | Foreign exchange | foreign exchange options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage		0.28	0.22
Recurring fair value measurement | Maximum | Prepayment rate | Model – Discounted cash flow | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage		0.10	0.10
Recurring fair value measurement | Maximum | Prepayment rate | Model – Discounted cash flow | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage		0.10	0.10
Recurring fair value measurement | Maximum | Interest rate volatility | Model – Option model | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage		0.23	0.20
Recurring fair value measurement | Maximum | Interest rate volatility | Model – Option model | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage		0.23	0.20
Recurring fair value measurement | Maximum | Price | Market proxy | Credit | total return swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage		100	102
Recurring fair value measurement | Maximum | Price | Market proxy | Credit | total return swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage		100	102